Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Select Real Estate Income Fund
Invesco Floating Rate Fund	Invesco Structured Core Fund
Invesco Multi-Sector Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Select Real Estate Income Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (lead)	2007
Mark Blackburn	Portfolio Manager	2007
Paul Curbo	Portfolio Manager	2007
Darin Turner	Portfolio Manager	2009	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Select Real Estate Income Fund” in the prospectus:
•	“Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the Fund since 2007. He has been responsible for the Closed-End Fund, the Fund’s predecessor, since inception and has been associated with Invesco and/or its affiliates since 1990.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2007. He has been responsible for the Closed-End Fund, the Fund’s predecessor, since inception and has been associated with Invesco and/or its affiliates since 1998.

•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.”
ACST STAT SUP-2 050211

Statement of Additional Information Supplement dated May 2, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Structured Core Fund
Invesco Multi-Sector Fund
Invesco Select Real Estate Income Fund
Effective May 2, 2011, James Trowbridge is no longer a portfolio manager for Invesco Select Real Estate Income Fund and all references to Mr. Trowbridge in Appendix H are deleted.
ACST SUP-3 050211

Statutory Prospectus Supplement dated May 2, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:
Invesco Select Real Estate Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (lead)	2007
Mark Blackburn	Portfolio Manager	2007
Paul Curbo	Portfolio Manager	2007
Darin Turner	Portfolio Manager	2009	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	“Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the Fund since 2007. He has been responsible for the Closed-End Fund, the Fund’s predecessor, since inception and has been associated with Invesco and/or its affiliates since 1990.
•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2007. He has been responsible for the Closed-End Fund, the Fund’s predecessor, since inception and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.”
     The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
SREI STAT SUP-1 050211